Personnel expenses (Details) € in Millions	12 Months Ended
	Dec. 31, 2022 EUR (€) employee	Dec. 31, 2021 EUR (€) employee	Dec. 31, 2020 EUR (€) employee
Personnel expenses
Salaries and wages	€ 6,439	€ 6,191	€ 6,055
Pension and other post-employment benefit expense, net	434	406	362
Share-based payment expense	149	118	76
Social security costs	881	826	817
Total personnel expenses	€ 7,903	€ 7,541	€ 7,310
Average number of employees | employee	86,896	87,927	92,039